Loans Payable (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Schedule of amortization of principal outstanding on loans payable
Within 1 year	$ 34,552
1 to 2 years	36,319
2 to 3 years	38,178
3 to 4 years	40,131
Thereafter	27,874
Total	$ 177,054	$ 457,835